UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22517

ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc. 401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of June 30, 2011 (Unaudited)
			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Investment Funds - 97.10%
Event Driven/Distressed - 40.68%	Anchorage Capital Partners LP	$1,630,326	$1,652,026
	Anchorage Short Credit Fund LP	493,035	468,318
	Archer Capital Fund LP	60,760	61,890
	Archer SPE I LLC	89,667	89,185
	Brigade Leveraged Capital Structures Fund LP	1,293,628	1,342,416
	Davidson Kempner Partners	1,210,350	1,258,962
	Drawbridge Special Opportunities Fund LP	1,648,509	1,758,165
	Garrison Special Opportunities Fund LP	1,479,489	1,478,341
	Halcyon Structured Opportunities Fund LP	39,724	47,969
	Jet Capital Concentrated Fund LP	1,547,383	1,666,350
	Perella Weinberg Partners Asset Based Value Fund LP	1,792,439	1,873,275
	Silver Lake Credit Fund LP	1,400,000	1,540,052
			13,236,949

Global Macro - 15.12%	Brevan Howard Asia Fund LP	1,477,076	1,522,290
	Brevan Howard LP	1,211,133	1,238,768
	COMAC Global Macro Fund LP	1,419,133	1,400,085
	Tyticus Overseas Partners II Ltd	91,513	90,267
	WCG Partners LP	691,131	668,789
			4,920,199

Long/Short Equity - 17.15%	Cadian Fund LP	1,000,000	1,055,213
	Expo Health Sciences Fund LP	1,000,000	1,013,542
	JHL Capital Group Fund LLC	500,000	497,698
	Marble Arch QP Partners LP	1,000,000	1,073,625
	SRS Partners US LP	1,000,000	1,037,896
	TPG-Axon Partners LP	111,710	122,390
	Wexford Spectrum Fund LP	800,000	777,780
			5,578,144

Relative Value - 24.15%	BlueCrest Capital LP	1,845,386	1,890,059
	CQS ABS Feeder Fund Ltd	1,148,674	1,189,432
	D. E. Shaw Composite Fund LLC	105,585	119,660
	D. E. Shaw Oculus Fund LLC	986,248	1,162,253
	Mariner-Tricadia Credit Strategies Fund LP	1,638,770	1,732,216
	QVT Associates II Holdings Ltd	383,571	85,797
	QVT Associates II LP	81,296	391,973
	Saba Capital Partners LP	1,234,055	1,285,456
			7,856,846

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Purchased Options – 0.00%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs EUR, Strike @ 1.25, EXP 7/7/11	$1,707	$-
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs EUR, Strike @ 1.15, EXP 7/7/11	73	-
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 100, EXP 2/22/12	1,846	3
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 100, EXP 2/28/13	2,429	13
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 120, EXP 4/24/14	5,808	29
			45
Total Investments (Cost - $30,422,454*) - 97.10%			31,592,183
Other Assets Less Liabilities - (2.90%)			943,967
Net Assets - 100.00%			$32,536,150

Percentages shown are stated as a percentage of net assets as of June 30, 2011.  All investments in Investment Funds are non-income producing.

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011 were as follows:

Aggregate cost...............................................	$30,422,454

Gross unrealized appreciation......................	$1,602,050
Gross unrealized depreciation......................	(432,321)
Net unrealized appreciation..........................	$1,169,729

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	41.90%
Global Macro	15.57
Long/Short Equity	17.66
Relative Value	24.87
Purchased Options	-
100.00%

Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation) (USD)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.12-V8	Buy	(5.00)	6/20/2014	$183,300	$(10,721)	$(11,328)	$607
Morgan Stanley Capital Services Inc.	CMBX.NA.AM.1	Buy	(0.50)	10/12/2052	$66,000	4,350	2,693	1,657
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	(138)	5,402	(5,540)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€92,000	(3,084)	752	(3,836)
						$(9,593)	$(2,481)	$(7,112)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation) (USD)
Morgan Stanley Capital Services Inc.	BorgWarner Inc.	Buy	(1.00)	3/20/2015	$57,000	$(657)	$(816)	$159
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(1,749)	(1,835)	86
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	14	141	(127)
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	2,957	4,324	(1,367)
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$130,000	(22)	523	(545)
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$42,000	5,125	7,222	(2,097)
Morgan Stanley Capital Services Inc.	Kingdom of Sweeden	Buy	(0.69)	12/20/2015	$42,000	(852)	(606)	(246)
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(2,961)	(3,403)	442
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	2,045	2,235	(190)
Morgan Stanley Capital Services Inc.	MBIA, Inc.	Buy	(4.80)	12/20/2012	$19,000	940	1,359	(419)
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(519)	384	(903)
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(131)	212	(343)
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(1,631)	(1,065)	(566)
Morgan Stanley Capital Services Inc.	Portuguese Republic	Buy	(0.45)	3/20/2018	$10,500	3,001	2,357	644
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$31,500	(137)	527	(664)
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$31,500	(137)	527	(664)
Morgan Stanley Capital Services Inc.	Quantas Airways Ltd	Buy	(1.00)	6/20/2015	$56,000	1,075	746	329
Morgan Stanley Capital Services Inc.	Republic of Italy	Buy	(0.48)	3/20/2018	$31,500	2,391	3,577	(1,186)
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$63,000	(957)	(474)	(483)
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$63,000	(957)	(474)	(483)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(536)	(594)	58
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$50,000	(667)	(667)	-
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$50,000	(667)	(667)	-
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$80,000	4,611	3,976	635
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	(107)	13	(120)
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(2,871)	(3,256)	385
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,121)	(1,465)	344
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(866)	(1,057)	191
						$4,614	$11,744	$(7,130)

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of June 30, 2011:

Description	Strike Price	Expiration Date	Premium Received	Fair Value (USD)	Unrealized Appreciation (USD)

Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs EUR	1.15	7/7/2011	$598	$-	$598
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	110	2/28/2013	1,338	5	1,333
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	4,162	16	4,146
			$6,098	$21	$$6,077

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives

Credit Contracts	Swap, at Fair Value	$26,509
Foreign Exchange Contracts	Investments in purchased options contracts	45

Total asset derivatives		$26,554

Liability derivatives

Credit Contracts	Swap, at Fair Value	$31,488
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	21

Total liability derivatives		$31,509

Changes in realized and unrealized gain due to investments in derivatives as of June 30, 2011 were as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Option

Index Contracts	$1,042
Foreign Exchange Contracts	(1,042)
Total	$-

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Option	Swaps	Total

Index Contracts	$9	$-	$9
Foreign Exchange Contracts	1,919	-	1,919
Credit Contracts	-	6,681	6,681
Total	$1,928	$6,681	$8,609

1. Organization

ASGI Corbin Multi-Strategy Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 4, 2011.  The Fund is a successor to an unregistered investment vehicle that commenced operations on April 1, 2007.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other investments.  Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles (“Investment Funds”).  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures.

2. Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal period end by providing redemption notice within 90 days of fiscal period end.  All other investments in Investment Funds are classified as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's net assets as of June 30, 2011 is as follows:

		Level 1	Level 2	Level 3
	Total Fair Value at	Quoted	Other Significant	Significant
Description	June 30, 2011	Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments
Assets
Written Options	$-	$-	$-	$-
Credit Default Swaps	26,509		26,509	-
Liabilities
Written Options	(21)	-	(21)	-
Credit Default Swaps	(31,488)		(31,488)	-
Investment Funds
Event Driven/Distressed	13,236,949	-	6,975,179	6,261,770
Global Macro	4,920,199	-	2,759,139	2,161,060
Long/Short Equity	5,578,144	-	388,228	5,189,916
Relative Value	7,856,846	-	7,259,416	597,430
Purchased Options	45	-	45	-
Total Investments	$31,587,183	$-	$17,377,007	$14,210,176

The following is a reconciliation of Level 3 investments in Investment Funds for which significant unobservable inputs were used in determining fair value:

Investments in
Investment Funds

Balance, as of April 1, 2011	$6,697,352
Realized gain (loss)	10,940
Change in unrealized appreciation/(depreciation)	316,661
Purchases	4,725,000
(Sales)	(168,418)
Net transfers in/(out) of Level 3	2,628,641
Balance, as of June 30, 2011	$14,210,176

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  There were no transfers between Level 1 and Level 2 investments in Investment Funds for the period ended June 30, 2011.  The net transfers between Level 2 and Level 3 investments in Investment Funds for the period ended June 30, 2011 was $2,628,641.  The net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2011 was $316,661.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of June 30, 2011:

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Multi-Strategy Opportunistic strategies generally involve investment managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such investment managers perceive each strategy’s opportunity set changing with market conditions.

Event Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Credit strategies generally involve investment managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-29-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-29-2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8-25-2011

* Print the name and title of each signing officer under his or her signature.